Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Loss before taxes	$ (4,742)	$ (28,688)	$ (269,197)
Income tax	1,423	8,606	80,759
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	(20,110)	(46,472)	135,332
Revaluation surplus	(12,639)	(18,051)	(88,112)
Materials and supplies	11,483	3,418	13
Inflationary and currency exchange effects on monetary assets and liabilities, net	(4,562)	15,663	(11,643)
Tax losses amortization	115,461	265,090	60,032
Provisions and allowance for doubtful accounts	(53,185)	(165,542)	(97,628)
Difference between the tax and book value for the sale of assets	0	(7,277)	(35,950)
Difference between the tax and book value for the sale of shares of subsidiaries	(4,931)	0	0
Non-deductible expenses	(12,740)	(25,844)	(21,660)
Total income tax benefit	$ 20,200	$ 29,591	$ 21,143